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<FILENAME>nia4q10.txt




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $71,405 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                       VALUE   SHARES/  SH/  PUT/ INVSTMT    OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
AKAMAI TECHNOLOGIES          COM            00971T101     3368    71590            Sole                15925       0  55665
ALCOA INC                    COM            013817101     3846   249885            Sole                61975       0 187910
AMERICAN EXPRESS CO          COM            025816109     4045    94255            Sole                16900       0  77355
AT&T                         COM            00206R102     3080   104825            Sole                25857       0  78968
BRISTOL MYERS SQUIBB         COM            110122108     3229   121944            Sole                27500       0  94444
CITRIX SYS INC               COM            177376100     3366    49200            Sole                10375       0  38825
CLIFFS NATURAL RESOURCES     COM            18683K101     4013    51440            Sole                13425       0  38015
CONOCOPHILLIPS               COM            20825C104     3978    58410            Sole                12975       0  45435
DELL COMPUTER CORP           COM            24702R101     3022   223025            Sole                51150       0 171875
DIRECTV GROUP INC            COM            25490A101     4264   106789            Sole                21050       0  85739
DU PONT                      COM            263534109     3913    78458            Sole                17875       0  60583
HEINZ H J CO                 COM            423074103     3381    68360            Sole                14875       0  53485
INTL PAPER CO                COM            460146103     4464   163875            Sole                30375       0 133500
ISHARES TR RUSSELL 2000      COM            464287655      213     2725            Sole                    0       0   2725
KIMBERLY-CLARK CORP          COM            494368103     2978    47245            Sole                11000       0  36245
LEGGETT & PLATT              COM            524660107     3131   137550            Sole                33800       0 103750
LILY ELI & CO                COM            532457108     2541    72513            Sole                18950       0  53563
MERCK & CO                   COM            58933Y105     3048    84571            Sole                19350       0  65221
PFIZER                       COM            717081103     2725   155623            Sole                42200       0 113423
SARA LEE CORP                COM            803111103     4073   232620            Sole                48750       0 183870
SPDR S&P MIDCAP 400 ETF TR   COM            78467Y107      258     1565            Sole                    0       0   1565
SPDR TR S&P 500 ETF TR       COM            78462F103      323     2569            Sole                    0       0   2569
WHIRLPOOL CORP               COM            963320106     4146    46678            Sole                 7800       0  38878

                                                        71,405